Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. Description of Business

Cotiviti Holdings, Inc. (collectively with its subsidiaries, “we,” “our,” “Cotiviti” or the “Company”) is a leading provider of analytics‑driven payment accuracy solutions, focused primarily on the healthcare sector. Our integrated solutions help clients enhance payment accuracy in an increasingly complex healthcare environment. We leverage our robust technology platform, configurable analytics, proprietary information assets and expertise in healthcare reimbursement to help our clients enhance their claims payment accuracy. We help our healthcare clients identify and correct payment inaccuracies. We work with over 40 healthcare organizations, including eight of the ten largest U.S. commercial, Medicaid and Medicare managed health plans, as well as the Centers for Medicare and Medicaid Services (“CMS”). We are also a leading provider of payment accuracy solutions to over 35 retail clients, including eight of the ten largest retailers in the United States.

Note 1. Description of Business

Cotiviti Holdings, Inc. (collectively with its subsidiaries, “we,” “our,” “Cotiviti” or the “Company”) is a leading provider of analytics‑driven payment accuracy solutions, focused primarily on the healthcare sector. Our integrated solutions help clients enhance payment accuracy in an increasingly complex healthcare environment. We leverage our robust technology platform, configurable analytics, proprietary information assets and expertise in healthcare reimbursement to help our clients enhance their claims payment accuracy. We help our healthcare clients identify and correct payment inaccuracies. We work with over 40 healthcare organizations, including eight of the ten largest U.S. commercial, Medicaid and Medicare managed health plans, as well as the Centers for Medicare and Medicaid Services (“CMS”). We are also a leading provider of payment accuracy solutions to over 40 retail clients, including eight of the ten largest retailers in the United States.

We were incorporated in Delaware on June 4, 2012, under the name “Husky‑C&W Superholdings, Inc.” On July 26, 2012, we changed our name to “Strident Superholdings, Inc.,” and on January 28, 2014, we changed our name to “Connolly Superholdings, Inc.” (“Connolly”). On May 14, 2014, we merged (the “Connolly iHealth Merger”) with iHealth Technologies, Inc. (“iHT”). At the time of the merger, Connolly was a leading provider of retrospective payment accuracy solutions to U.S. healthcare providers and retailers and iHT was a leading provider of prospective payment accuracy solutions to U.S. healthcare providers. As a result of the Connolly iHealth Merger, iHT and all of its wholly‑owned subsidiaries became our wholly‑owned subsidiaries. The results of operations for iHT are included in our consolidated financial statements as of and since May 14, 2014. Accordingly, comparability to other periods presented is impacted by the timing of the Connolly iHealth Merger. We have adopted a holding company structure and our primary domestic operations are performed through our wholly‑owned operating subsidiaries. We have international operations in Canada, the United Kingdom, and India. We rebranded our company as “Cotiviti” in September 2015.